CONTINGENT ASSETS AND LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) a Patent	Jul. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)
Titan Project [Member]
Contingent Assets and Liabilities [Abstract]
Surface area of property allowed for lease or purchase (in acres) | a	10,618
Blacksand [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase	$ 6,000,000
Percent of purchase price to be paid in shares	30.00%
Amount of commitment to donate upon exercise of option to purchase	$ 1,000,000
Percent of cumulative net sales to be paid as royalty	0.50%
Blacksand [Member] | Bottom of range [member]
Contingent Assets and Liabilities [Abstract]
Number of global patents owned | Patent	40
Threshold of assets and properties for royalty payment	$ 300,000,000
Blacksand [Member] | Option Period One [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase					$ 1,500,000
Blacksand [Member] | Option Period Two [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase				$ 1,500,000
Blacksand [Member] | Option Period Three [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase			$ 1,500,000
Blacksand [Member] | Option Period Four [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase		$ 1,500,000